Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure restrictions to dividends distribution [line items]
Other comprehensive income			$ 217,599	$ (109,684)	$ (123,409)
Cash dividends			8,506,855	$ 6,940,600	$ 1,824,770
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Cash dividends	$ 12,788,268	$ 12,788,268
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Other comprehensive income			346,414
Net difference between amortized cost and fair value			9,786
Special reserve			$ 3,475,669
Unappropriated retained earnings [member] | Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Legal earnings reserves	$ 8,159,955	$ 8,159,955
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings			20.00%
Percentage of risk-weighted assets kept as capital maintenance margin			3.50%
Banco Macro SA [member] | Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Legal earnings reserves			$ 8,159,955